S000000605 [Member] Expense Example - Nuveen Multi Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	1,957
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,286
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,178